financial instruments - Significant unobservable inputs used in the fair value measurement (Details) - CAD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets
Balance of period	$ 60,628		$ 58,023
Virtual power purchase agreements unrealized change in forward element | At fair value
Disclosure of fair value measurement of assets
Included in net income, excluding income taxes	2	$ (103)
Included in other comprehensive income, excluding income taxes	17
Balance of period	$ (19)	$ 90	$ (38)	$ 193